UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Baker Ellis Asset Management
           -----------------------------------------------------
Address:   1211 Southwest Fifth Avenue, Suite 2910
           Portland, OR 97204
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Barnes Ellis
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  503-227-5778
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Barnes Ellis                     Portland, OR                     4/15/2008
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           166
                                         ------------
Form 13F Information Table Value Total:  $153,128,930
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3m Company                     Common Stock     88579Y101   506560    6400          Sole    None       6400      0    0
Abbott Laboratories            Common Stock     2824100    5360469   97198          Sole    None      97198      0    0
Aberdeen Asia Income Fd        Common Stock     3009107     783144  126313          Sole    None     126313      0    0
Aetna Inc                      Common Stock     00817Y108   282003    6700          Sole    None       6700      0    0
Albany Intl Corp Newcl A       Common Stock     12348108   1118533   30950          Sole    None      30950      0    0
Alcoa                          Common Stock     13817101    288480    8000          Sole    None       8000      0    0
Alexander & Baldwin Inc.       Common Stock     14482103    353256    8200          Sole    None       8200      0    0
Allstate                       Common Stock     20002101    418506    8708          Sole    None       8708      0    0
Altria Group                   Common Stock     718154107   432900   19500          Sole    None      19500      0    0
Amerco 8.50% Ser A Cum Pfd     Common Stock     23586209    205205    9100          Sole    None       9100      0    0
America Movil SA de C.V.       Common Stock     02364W105   364625    5725          Sole    None       5725      0    0
American Express               Common Stock     25816109   1320344   30200          Sole    None      30200      0    0
American Safety Insurance      Common Stock     G02995101   300960   17600          Sole    None      17600      0    0
Anadarko Pete Corp             Common Stock     32511107    894647   14194          Sole    None      14194      0    0
Apollo Investment              Common Stock     03761U106   220037   13900          Sole    None      13900      0    0
AptarGroup Inc                 Common Stock     38336103    311440    8000          Sole    None       8000      0    0
Ares Cap Corp Com              Common Stock     04010L103   206499   16428          Sole    None      16428      0    0
AT&T                           Common Stock     00206R102   630954   16474          Sole    None      16474      0    0
Automatic Data Processing      Common Stock     53015103   1102140   26000          Sole    None      26000      0    0
Baldwin Technology Inc Cl A    Common Stock     58264102    232713   90550          Sole    None      90550      0    0
Ball Corp                      Common Stock     58498106    410014    8925          Sole    None       8925      0    0
Bank of America                Common Stock     60505104    775221   20449          Sole    None      20449      0    0
Bank of New York Mellon        Common Stock     64058100    629872   15094          Sole    None      15094      0    0
BCE                            Common Stock     05534B760   342966   10168          Sole    None      10168      0    0
Beckman Coulter                Common Stock     75811109    395691    6130          Sole    None       6130      0    0
Berkshire Hathaway Cl A        Common Stock     84670108   1600800      12          Sole    None         12      0    0
Berkshire Hathaway Cl B        Common Stock     84670207   5233293    1170          Sole    None       1170      0    0
BJ Services Co                 Common Stock     55482103    544541   19100          Sole    None      19100      0    0
Boeing                         Common Stock     97023105    242520    3261          Sole    None       3261      0    0
BP p.l.c.                      Common Stock     55622104   1278926   21087          Sole    None      21087      0    0
Bristol Myers Squibb           Common Stock     110122108   547154   25688          Sole    None      25688      0    0
BSD Medical Corp Del           Common Stock     55662100    278331   48830          Sole    None      48830      0    0
Canon Inc Adr New              Common Stock     138006309   222344    4795          Sole    None       4795      0    0
Cedar Shopping Ctrs Inc        Common Stock     150602209   667512   57150          Sole    None      57150      0    0
Cemex SAB de CV                Common Stock     151290889  1349411   51662          Sole    None      51662      0    0
Central European Equity        Common Stock     153436100   225624    4758          Sole    None       4758      0    0
Central Fd Cda Cl A            Common Stock     153501101   396269   31500          Sole    None      31500      0    0
ChevronTexaco                  Common Stock     166764100  3232904   37873          Sole    None      37873      0    0
Citigroup                      Common Stock     172967101   535500   25000          Sole    None      25000      0    0
Clear Choice Health Plans Inc  Common Stock     18451T102   142170   13540          Sole    None      13540      0    0
Clorox Co Del                  Common Stock     189054109   450288    7950          Sole    None       7950      0    0
Conoco Phillips                Common Stock     718507106  3225291   42321          Sole    None      42321      0    0
Costco Wholesale               Common Stock     22160K105   332581    5119          Sole    None       5119      0    0
Deere & Company                Common Stock     244199105  1590781   19776          Sole    None      19776      0    0
Deutsche Telekom A Gspon Adr   Common Stock     251566105   641065   38665          Sole    None      38665      0    0
Dominion Resources             Common Stock     25746U109   427186   10460          Sole    None      10460      0    0
Donnelley R R & Sons           Common Stock     257867101   215506    7110          Sole    None       7110      0    0
Dow Chemical                   Common Stock     260543103   250395    6795          Sole    None       6795      0    0
Du Pont                        Common Stock     263534109   950163   20320          Sole    None      20320      0    0
Eli Lilly                      Common Stock     532457108   240615    4664          Sole    None       4664      0    0
Emc Ins Group Inc              Common Stock     268664109   421648   15680          Sole    None      15680      0    0
Encana                         Common Stock     292505104  2396802   31640          Sole    None      31640      0    0
EOG Resources                  Common Stock     26875P101   660000    5500          Sole    None       5500      0    0
Exxon Mobil                    Common Stock     30231G102  1351552   15979          Sole    None      15979      0    0
Fedex Corp.                    Common Stock     31428X106   454824    4908          Sole    None       4908      0    0
Flextronics                    Common Stock     Y2573F102  1206380  128475          Sole    None     128475      0    0
Fomento Economico Mexicano     Common Stock     344419106  2128691   50950          Sole    None      50950      0    0
General Electric               Common Stock     369604103  2442215   65988          Sole    None      65988      0    0
General Mills                  Common Stock     370334104   797002   13310          Sole    None      13310      0    0
Gold Miners Etf                                 57060U100   356557    7475          Sole    None       7475      0    0
Gruma ADR                      Common Stock     400131306  1630258  169995          Sole    None     169995      0    0
H.J. Heinz                     Common Stock     423074103   736019   15670          Sole    None      15670      0    0
Hartford Financial Services    Common Stock     416515104   304595    4020          Sole    None       4020      0    0
Hawkins                        Common Stock     420261109   316220   20763          Sole    None      20763      0    0
Hercules Offshore              Common Stock     427093109   245271    9764          Sole    None       9764      0    0
Hewlett-Packard                Common Stock     428236103  1130012   24748          Sole    None      24748      0    0
Honda Motors                   Common Stock     438128308   467442   16225          Sole    None      16225      0    0
Honeywell International        Common Stock     438516106   643752   11410          Sole    None      11410      0    0
Hospira Inc                    Common Stock     441060100   427913   10005          Sole    None      10005      0    0
Hsbc Holdings Plc Adr          Common Stock     404280406   404504    4915          Sole    None       4915      0    0
Imperial Oil Ltd Com New       Common Stock     453038408  1945258   37222          Sole    None      37222      0    0
Industrias Bachoco SA ADR      Common Stock     456463108   559236   19204          Sole    None      19204      0    0
Ingersoll Rand                 Common Stock     G4776G101   407461    9140          Sole    None       9140      0    0
Ingram Micro Inc               Common Stock     457153104   347468   21950          Sole    None      21950      0    0
Intel                          Common Stock     458140100  2171119  102508          Sole    None     102508      0    0
Investors Title                Common Stock     461804106   548765   11199          Sole    None      11199      0    0
Ishares 1-3 Yr Treas Index Fd                   464287457  3209353   38100          Sole    None      38100      0    0
Ishares Hong Kong Index Fd                      464286871   479265   26700          Sole    None      26700      0    0
Ishares Japan Index Fd                          464286848   653321   52815          Sole    None      52815      0    0
Ishares Malaysia Free Index                     464286830  2143356  180874          Sole    None     180874      0    0
Ishares Msci Germany Index Fd                   464286806   377332   11975          Sole    None      11975      0    0
Ishares Singapore Index Fd                      464286673  7132364  558525          Sole    None     558525      0    0
Ishares Taiwan Index Fd                         464286731   270258   17050          Sole    None      17050      0    0
ITT Inds Inc                   Common Stock     450911102   346660    6691          Sole    None       6691      0    0
JM Smucker                     Common Stock     832696405  1138725   22500          Sole    None      22500      0    0
Johnson & Johnson              Common Stock     478160104   972725   14995          Sole    None      14995      0    0
K Tron Int'l                   Common Stock     482730108  2224917   18524          Sole    None      18524      0    0
Kellogg                        Common Stock     487836108   226008    4300          Sole    None       4300      0    0
Khd Humboldt Wedag Intl        Common Stock     482462108  1949920   80046          Sole    None      80046      0    0
Kraft Foods Inc Cl A           Common Stock     50075N104   418448   13494          Sole    None      13494      0    0
Kroger                         Common Stock     501044101  1962277   77255          Sole    None      77255      0    0
Liberty Global Inc             Common Stock     530555101   302664    8881          Sole    None       8881      0    0
Lincoln National               Common Stock     534187109   416000    8000          Sole    None       8000      0    0
Macy's Inc                     Common Stock     55616P104   317766   13780          Sole    None      13780      0    0
Marathon Oil Corp              Common Stock     565849106  1201651   26352          Sole    None      26352      0    0
Markel Corp                    Common Stock     570535104   219985     500          Sole    None        500      0    0
MDU Resources Group Inc        Common Stock     552690109   546237   22250          Sole    None      22250      0    0
Mercer Ins Group               Common Stock     587902107   332966   19147          Sole    None      19147      0    0
Merck                          Common Stock     589331107   319690    8424          Sole    None       8424      0    0
Mexican Restaurants            Common Stock     59283R104    86250   15000          Sole    None      15000      0    0
Mfri Inc                       Common Stock     552721102  1012525   62968          Sole    None      62968      0    0
Microsoft                      Common Stock     594918104  1008343   35530          Sole    None      35530      0    0
Mine Safety Appliances         Common Stock     602720104   247140    6000          Sole    None       6000      0    0
Molson Coors Co Cl B           Common Stock     60871R209   625583   11900          Sole    None      11900      0    0
Monsanto Co New                Common Stock     61166W101   512900    4600          Sole    None       4600      0    0
Multi Color Corp.              Common Stock     625383104   415059   18562          Sole    None      18562      0    0
Natco Group Inc Cl A           Common Stock     63227W203   785400   16800          Sole    None      16800      0    0
New York Times                 Common Stock     650111107  1327264   70300          Sole    None      70300      0    0
Nexen                          Common Stock     65334H102  1764161   59580          Sole    None      59580      0    0
Norfolk Southern Crp           Common Stock     655844108   345475    6360          Sole    None       6360      0    0
Northrop Grumman Corp.         Common Stock     666807102   224404    2884          Sole    None       2884      0    0
Northwest Natural Gas          Common Stock     667655104   266591    6137          Sole    None       6137      0    0
Northwest Pipe                 Common Stock     667746101  1972598   46425          Sole    None      46425      0    0
Novartis Ag Adr                Common Stock     66987V109  2036187   39746          Sole    None      39746      0    0
Paccar Inc                     Common Stock     693718108   202500    4500          Sole    None       4500      0    0
Peabody Energy Corp            Common Stock     704549104   255000    5000          Sole    None       5000      0    0
Penn Virginia                  Common Stock     707882106   273358    6200          Sole    None       6200      0    0
Pepsico                        Common Stock     713448108   649800    9000          Sole    None       9000      0    0
Perini Corp                    Common Stock     713839108   380415   10500          Sole    None      10500      0    0
Petroleo Brasileiro            Common Stock     71654V408  1241657   12160          Sole    None      12160      0    0
Petroleo Brasileiro Cl A       Common Stock     71654V101  1828364   21588          Sole    None      21588      0    0
Pfizer                         Common Stock     717081103  1182860   56515          Sole    None      56515      0    0
Philip Morris Intl             Common Stock     718172109   986310   19500          Sole    None      19500      0    0
Pimco Floating Rate Fd         Common Stock     72201J104   310860   24750          Sole    None      24750      0    0
Plum Creek Timber              Common Stock     729251108   339845    8350          Sole    None       8350      0    0
PNM Resources Inc              Common Stock     69349H107   218225   17500          Sole    None      17500      0    0
Potlatch Corp                  Common Stock     737630103   216667    5250          Sole    None       5250      0    0
Powershares Ftse Rafi US1000                    73935X583   731341   13925          Sole    None      13925      0    0
Procter & Gamble               Common Stock     742718109  1370218   19555          Sole    None      19555      0    0
ProLogis                       Common Stock     743410102   453398    7703          Sole    None       7703      0    0
Rayonier                       Common Stock     754907103  1633671   37607          Sole    None      37607      0    0
Regis Corp                     Common Stock     758932107   228167    8300          Sole    None       8300      0    0
Rush Enterprises Cl B          Common Stock     781846308   375273   25425          Sole    None      25425      0    0
Schering Plough                Common Stock     806605101   711565   49380          Sole    None      49380      0    0
Schlumberger Limited           Common Stock     806857108   582726    6698          Sole    None       6698      0    0
SK Telecom Co Ltd Adr          Common Stock     78440P108   249595   11550          Sole    None      11550      0    0
Southern Co                    Common Stock     842587107   366783   10300          Sole    None      10300      0    0
Southern Union Co              Common Stock     844030106   690630   29679          Sole    None      29679      0    0
St Mary Ld & Expl Co           Common Stock     792228108   365750    9500          Sole    None       9500      0    0
Stancorp Financial             Common Stock     852891100  1794134   37605          Sole    None      37605      0    0
Starbucks                      Common Stock     855244109   238350   13620          Sole    None      13620      0    0
Statoil Hydro Asa Adr          Common Stock     85771P102  1276793   42745          Sole    None      42745      0    0
Streettracks Gold Shrs                          863307104  2698738   29850          Sole    None      29850      0    0
Superior Energy Services Inc   Common Stock     868157108   221872    5600          Sole    None       5600      0    0
Swiss Franc Currency Tst                        23129V109  1100355   10900          Sole    None      10900      0    0
Syngenta AG                    Common Stock     87160A100  3144619   53745          Sole    None      53745      0    0
Texas Instruments              Common Stock     882508104   260225    9205          Sole    None       9205      0    0
Tidewater                      Common Stock     886423102   321300    5830          Sole    None       5830      0    0
Toronto Dominion Bk            Common Stock     891160509   207056    3375          Sole    None       3375      0    0
Transocean Inc                 Common Stock     G90073100   581360    4300          Sole    None       4300      0    0
UGI Corp                       Common Stock     902681105   677824   27200          Sole    None      27200      0    0
Union Pacific                  Common Stock     907818108  1913298   15260          Sole    None      15260      0    0
United Parcel Svc Inc          Common Stock     911312106   394308    5400          Sole    None       5400      0    0
United States Steel Corp       Common Stock     912909108   342549    2700          Sole    None       2700      0    0
United Technologies            Common Stock     913017109  4500483   65395          Sole    None      65395      0    0
URS                            Common Stock     903236107   311110    9517          Sole    None       9517      0    0
US Bancorp                     Common Stock     902973304  2026124   62612          Sole    None      62612      0    0
Vanguard Total Stk Mkt                          922908769   546663    4173          Sole    None       4173      0    0
Veolia Environnement SA        Common Stock     92334N103   438810    6275          Sole    None       6275      0    0
Verizon Communications         Common Stock     92343V104   711536   19520          Sole    None      19520      0    0
Walt Disney                    Common Stock     254687106   617872   19690          Sole    None      19690      0    0
Wells Fargo & Co               Common Stock     949746101  2607942   89620          Sole    None      89620      0    0
Wisdomtree Tree India Earnings Common Stock     97717W422   807828   35400          Sole    None      35400      0    0
Fd
Wyeth                          Common Stock     983024100  1773296   42464          Sole    None      42464      0    0
Yamana Gold Inc                Common Stock     98462Y100   501467   34300          Sole    None      34300      0    0
Zimmer Holdings                Common Stock     98956P102   266904    3428          Sole    None       3428      0    0